Disposal of Assets and other changes in organizational structure - Summary of Discontinued Operation in Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash flows from Operating activities
Net income for the period	$ (4,935)	$ (2,688)	$ (6,060)	$ (4,884)
Adjustments for:
Pension and medical benefits (actuarial expense)			1,070	1,073
Depreciation, depletion and amortization			7,429	6,387
Foreign exchange, indexation and finance charges			4,260	4,444
Deferred income taxes, net			1,684	242
Decrease (Increase) in assets
Trade and other receivables, net			1,055	(1,340)
Other assets			(918)	1,115
Increase (Decrease) in liabilities
Trade payables			(843)	276
Pension and medical benefits			(495)	(515)
Other liabilities			(799)	(320)
Income taxes paid			(609)	(1,075)
Net cash provided by operating activities			256	298
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets			(3,622)	(5,811)
Divestment (Investment) in marketable securities			475	692
Net cash (used in) provided by investing activities			(51)	32
Cash flows from Financing activities
Repayment of principal			(11,957)	(23,929)
Repayment of interest			(2,349)	(3,052)
Dividends paid to Shareholders of Petrobras			(1,006)	(165)
Net cash used in financing activities			(495)	(69)
Discontinued operations [member]
Cash flows from Operating activities
Net income for the period			204	149
Adjustments for:
Pension and medical benefits (actuarial expense)			62	64
Depreciation, depletion and amortization			66	62
Foreign exchange, indexation and finance charges			(111)	(68)
Deferred income taxes, net			120	100
Others			93	11
Decrease (Increase) in assets
Trade and other receivables, net			303	146
Other assets			(166)	54
Increase (Decrease) in liabilities
Trade payables			(49)	(170)
Pension and medical benefits			(134)	(27)
Other liabilities			(30)	(23)
Income taxes paid			(102)
Net cash provided by operating activities			256	298
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets			(68)	(50)
Divestment (Investment) in marketable securities			14	81
Others			3	1
Net cash (used in) provided by investing activities			(51)	32
Cash flows from Financing activities
Repayment of principal			(30)	(34)
Repayment of interest			(51)	(55)
Dividends paid to Shareholders of Petrobras			(387)
Others			(27)	20
Net cash used in financing activities			$ (495)	$ (69)